Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
Note 9. Related Party Transactions
Fees to Affiliates
Our Advisory Agreement and our Managing Dealer Agreement entitle our Advisor and Orchard to specified fees upon the provision of certain services with regard to the Series E Preferred Offering and investment of funds in real estate properties, among other services, as well as reimbursement for organization and offering costs incurred by our Advisor on our behalf and reimbursement of certain costs and expenses incurred by our Advisor in providing services to us.
In addition, our Advisory Agreement with our Advisor entitles our Advisor and our Dealer Manager Agreement with our Former Dealer Manager entitled our Former Dealer Manager to specified fees upon the provision of certain services with regard to the Public Offering and investment of funds in real estate properties, among other services, as well as reimbursement for organization and offering costs incurred by our Advisor on our behalf and reimbursement of certain costs and expenses incurred by our Advisor in providing services to us.
Organization and Offering Costs
Organization and offering costs of the Series E Preferred Offering paid by our Advisor on our behalf will be reimbursed to our Advisor. In addition, organization and offering costs of the Public Offering have been paid by our Advisor on our behalf and will be reimbursed to our Advisor; provided, however, that our Advisor funded, and was not reimbursed for, 1.0% of the gross offering proceeds from the sale of Class W shares towards payment of organization and offering expenses. Organization and offering costs consist of all expenses (other than sales commissions, the dealer manager fee, stockholder servicing fees and dealer manager servicing fees) to be paid by us in connection with the Series E Preferred Offering and Public Offering, including our legal, accounting, printing, mailing and filing fees, charges of our escrow holder and other accountable organization and offering expenses, including, but not limited to, (i) amounts to reimburse our Advisor for all marketing related costs and expenses such as salaries and direct expenses of employees of our Advisor and its affiliates in connection with registering and marketing our shares; (ii) technology costs associated with the Series E Preferred Offering and Public Offering; (iii) our costs of conducting our training and education meetings; (iv) our costs of attending retail seminars conducted by participating broker-dealers; and (v) payment or reimbursement of bona fide due diligence expenses. Our Advisor was required to reimburse us within 60 days after the end of the month which the Public Offering terminates to the extent we paid or reimbursed organization and offering costs (including sales commissions, dealer manager fees, stockholder servicing fees, and dealer manager servicing fees) in excess of 15% of the gross offering proceeds from the Primary Offering. The Primary Offering was terminated on May 30, 2025. Organization and offering costs from the Primary Offering were less than 15% of gross proceeds from the Primary Offering.
Advisory Agreements
We do not have any employees. Our Advisor is primarily responsible for managing our business affairs and carrying out the directives of our board of directors. Our Advisor receives various fees and expenses under the terms of our Advisory Agreement. As discussed above, we will be required under our Advisory Agreement to reimburse our Advisor for organization and offering costs; provided, however, our Advisor funded, and was not reimbursed for, 1% of the gross offering proceeds from the sale of Class W shares towards payment of organization and offering expenses. As noted above, the Advisory Agreement also required our Advisor to reimburse us to the extent that offering expenses, including sales commissions, dealer manager fees, stockholder servicing fees and dealer manager servicing fees, were in excess of 15% of gross proceeds from the Primary Offering.

Our Advisor receives acquisition fees equal to 1.0% of the contract purchase price of each property we acquire plus reimbursement of any acquisition expenses our Advisor incurs. Our Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of our aggregate asset value, as defined. Under our Advisory Agreement, our Advisor will receive a disposition fee equal to the lesser of 1% of the contract sales price of each property sold or 50% of the competitive commission rate.
SSA may also be entitled to various subordinated distributions under our Operating Partnership agreement if we (1) list our shares of common stock on a national exchange, (2) terminate or do not renew the Advisory Agreement, (3) liquidate our portfolio, or (4) effect a merger or other corporate reorganization.
Our Advisory Agreement provides for reimbursement of our Advisor’s direct and indirect costs of providing administrative and management services to us. Beginning four fiscal quarters after commencement of the Public Offering, pursuant to our Advisory Agreement, our Advisor is required to pay or reimburse us the amount by which our aggregate annual operating expenses, as defined, exceed the greater of 2% of our average invested assets or 25% of our net income, as defined, unless a majority of our independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors. For any fiscal quarter for which total operating expenses for the 12 months then ended exceed the limitation, we will disclose this fact in our next quarterly report or within 60 days of the end of that quarter and send a written disclosure of this fact to our stockholders. In each case the disclosure will include an explanation of the factors that the independent directors considered in arriving at the conclusion that the excess expenses were justified. As of June 30, 2026, our aggregate annual operating expenses, as defined, did not exceed the threshold described above.
The Sponsor Funding Agreement
Beginning November 1, 2023, our Sponsor agreed to fund the payment of (i) the upfront 3% sales commission for the sale of Class Y shares, (ii) the upfront 3% dealer manager fee for the Class Y shares, and (iii) the estimated 1% organization and offering expenses for the sale of Class Y shares and Class Z shares in our Public Offering. In the event total organization and offering expenses actually incurred exceed the estimated 1% organization and offering expenses for the sale of Class Y shares and Class Z shares, we will pay the difference between the total organization and offering expenses actually incurred and the estimated 1% organization and offering expenses funded by our Sponsor. In addition, our Sponsor has reimbursed us in cash to cover the dilution from the one-time
stock dividends described above in Note 1 — Organization. In connection with the termination of our Primary Offering, the Sponsor Funding Agreement was terminated effective as of May 30, 2025, though our Sponsor or its affiliates are still obligated to provide the funding amounts set forth in the Sponsor Funding Agreement and entitled to receive Series C Units until the final payment of such funding amounts, and the final issuance of the Series C Units for such funding amounts, as contemplated by the terms of the Sponsor Funding Agreement.
In consideration for our Sponsor providing the funding for the front-end
sales load and the cash to cover the dilution from the stock dividends described above and in Note 1 — Organization, our Operating Partnership was obligated to issue a number of Series C Units of limited partnership interest in our Operating Partnership to our Sponsor equal to the dollar amount of such funding divided by the then-current offering price (initially $9.30 per share and $10.00 per share from November 1, 2023 through termination of our Primary Offering on May 30, 2025) for the Class Y and Class Z shares sold in our Public Offering. Pursuant to the sponsor funding agreement by and among us, our Operating Partnership, and our Sponsor, our Sponsor reimbursed us monthly for the applicable front end sales load it agreed to fund, and our Operating Partnership issued the Series C Units on a monthly basis, upon such reimbursement. In connection with the foregoing, we and our Operating Partnership entered into Amendment No. 3 to the Operating Partnership Agreement (“Amendment No. 3”) to establish Series C Subordinated Convertible Units of limited partnership interest in our Operating Partnership. Amendment No. 3 sets forth the key terms of the Series C Units, which are summarized below.
No Distribution Rights, Liquidation Rights, or Profits Allocation: The Series C Subordinated Convertible Units are not entitled to cash distributions, distributions upon liquidation, or the allocation of any profit or loss of our Operating Partnership unless and until the Series C Subordinated Convertible Units are converted into Class A Units of the Operating Partnership.
No Voting Rights: The Series C Units shall have no voting or consent rights. Notwithstanding the foregoing, the approval of the holders of Series C Units shall be required for any amendment to the rights and obligations of the Series C Subordinated Convertible Units.
Conversion Into Class A Units: The Series C Units shall automatically convert into Class A Units on a one-to-one
basis upon our disclosure of an estimated net asset value per share equal to at least $10.00 per share (the “Initial NAV Hurdle”) for each of the Class A, Class T, Class W, Class P, Class Y, and Class Z shares calculated net of the value of Series C Units to be converted for those Series C Units issued at or below the Initial NAV Hurdle; provided, the Initial NAV Hurdle shall be increased to the new NAV (the “New NAV Hurdle”) for those Series C Units, if any, issued at an offering price in excess of $10.00 per share in the event that the NAV and resulting offering price are increased in the future as a result of calculating and reporting the NAV. For the avoidance of doubt, some or all of the Series C Units issued pursuant to the Initial NAV Hurdle may convert at the time of disclosing that the Initial NAV Hurdle has been met. In the event of an extraordinary transaction (such as a merger, tender offer, or sale of all or substantially all of our assets) prior to such conversion, the Series C Units shall automatically convert into Class A Units on a one-to-one
basis immediately prior to the closing of the extraordinary transaction if the transaction amount exceeds the Initial NAV Hurdle for each of the Class A, Class T, Class W, Class P, Class Y, and Class Z shares for those Series C Units issued at or below the Initial NAV Hurdle calculated net of the value of the Series C Units to be converted; provided, the transaction amount exceeds the New NAV Hurdle for each of the Class A, Class T, Class W, Class P, Class Y, and Class Z shares for those Series C Units issued at an offering price in excess of $10.00 per share in the event that the NAV and resulting offering price is increased in the future as a result of calculating and reporting the NAV. We have agreed to conduct a NAV in accordance with the requirements set forth in FINRA
15-02
(i.e., the first NAV must be conducted within 150 days following the second anniversary of commencement of our Public Offering and annually thereafter) and the Investment Program Association Practice Guideline
2013-01,
Valuations of Publicly Registered
Non-Listed
REITs issued in April 2013. On March 20, 2026, we declared an Estimated Per Share NAV of $10.00 calculated as of September 30, 2025. No Series C Units were converted to Class A Units as a result of this Estimated Per Share NAV being declared.
Special Allocation: Notwithstanding the allocation provisions of the Operating Partnership Agreement, liquidating gain first shall be allocated to our Sponsor with respect to its converted Series C Units to the extent attributable to the appreciation in the value of our Operating Partnership’s assets after the first date of issuance of the Series C Units. As a result of the special allocation, the Section 704(b) capital account attributable to the converted Series C Units shall be equal to the Section 704(b) capital account for each Class A Unit issued and outstanding as of the date of the conversion on a pro rata basis.
Rights upon Liquidation: Notwithstanding the provisions of the Operating Partnership Agreement governing distributions upon liquidation, if, after the conversion of any Series C Units into a Class A Unit, the liquidating gain from a sale, exchange, merger, liquidation or other transaction is insufficient to cause the holder of the converted Series C Units to receive an amount of cash or property (at minimum) equal to the liquidation right for the holders of Class A Units on a unit by unit basis, each such unit holder shall nevertheless receive an amount equal to the liquidation right for the holders of Class A Units on a unit by unit basis, for each converted Series C Unit (the “Series C Unit Liquidation Preference”). Upon the actual liquidation of our Operating Partnership, the cash payment of the Series C Unit Liquidation Preference shall be treated as (1) a liquidation distribution from our Operating Partnership to the extent of the section 704(b) capital account attributable to the converted Series C Units and (2) a guaranteed payment for U.S. federal income tax purposes for the excess of the Series C Unit Liquidation Preference in cash over the section 704(b) capital account balance of the holder of the Series C Unit for each such converted Series C Unit. For avoidance of doubt, the Series C Units are subject to all of the terms and conditions set forth in Amendment No. 3 prior to conversion and are not entitled to any liquidation right until conversion.
Transfer Rights: The Series C Units may be transferred to any affiliate without our consent.
Property Management Agreement
Each of our self storage properties is managed by our Property Manager under separate property management agreements. Under each agreement, our Property Manager receives a fee for its services in managing our properties, generally equal to the greater of $3,000 or 6% of the gross revenues from the properties plus reimbursement of the Property Manager’s costs of managing the properties. In addition, our Property Manager or an affiliate has the exclusive right to offer tenant insurance plans, tenant protection plans or similar programs (collectively “Tenant Programs”) to customers at our properties and is entitled to substantially all of the benefits of such Tenant Programs. The property management agreements have a three-year term and automatically renew for successive three year periods thereafter, unless we or our Property Manager provide prior written notice at least 90 days prior to the expiration of the term. After the end of the initial three year term, either party may terminate a property management agreement generally upon 60 days’ prior written notice. With respect to each new property we acquire for which we enter into a property management agreement with our Property Manager we also pay our Property Manager a one-time
start-up
fee in the amount of $3,750.
All of our properties are operated under the “SmartStop
®
Self Storage” brand. An affiliate of our Sponsor owns the rights to the “SmartStop
®
Self Storage” brand.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2025 and the six months ended June 30, 2026, as well as any related amounts payable as of December 31, 2025 and June 30, 2026:

	Year Ended December 31, 2025			Six Months Ended June 30, 2026
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses	$9,059,444	$15,589,065	$2,770,160	$7,779,781	$1,778,504	$8,771,437
Asset management fees	4,402,526	5,714,373	1,136,501	2,293,764	504,562	2,925,703
Property management fees	1,871,969	2,404,038	618,620	971,682	172,507	1,417,795
Acquisition expenses (1)	388,834	1,217,631	149,576	731,034	—	880,610
Preferred Equity
Offering Costs	350,000	350,000	—	—	—	—

Total	$16,072,773	$25,275,107	$4,674,857	$11,776,261	$2,455,573	$13,995,545

(1)	Amounts include third party acquisition expenses paid by our Sponsor and reimbursed by the Company.
Tenant Programs
We may offer Tenant Programs to customers at our properties pursuant to which our Property Manager or an affiliate is entitled to substantially all of the net revenue attributable to the sale of Tenant Programs at our properties.
In order to protect the interest of the Property Manager in receiving these revenues in light of the fact that we control the properties and, hence, the ability of the Property Manager to receive such revenues, we and an affiliate of our Property Manager agreed to transfer our respective rights in such revenue to a joint venture entity owned 0.1% by our TRS subsidiary and 99.9% by our Property Manager’s affiliate (the “PM Affiliate”). Under the terms of the operating agreement of the joint venture entity, dated March 8, 2021 (the “JV Agreement”), our TRS receives 0.1% of the net revenues generated from such Tenant Programs and the PM Affiliate receives the other 99.9% of such net revenues. The JV Agreement further provides, among other things, that if a member or its affiliate terminates all or substantially all of the property management agreements or defaults in its material obligations under the JV Agreement or undergoes a change of control, as defined, (the “Triggering Member”), the other member generally shall have the right (but not the obligation) to either (i) sell all of its interest in the joint venture to the Triggering Member at fair market value (as agreed upon or as determined under an appraisal process) or (ii) purchase all of the Triggering Member’s interest in the joint venture at 95% of fair market value. During each of the six months ended June 30, 2026 and 2025, an affiliate of our Property Manager received net revenue from this joint venture of approximately $0.7 million.
Storage Auction Program
Our Sponsor owns a minority interest in a company that owns 50% of an online auction company (the “Auction Company”) that serves as a web portal for self storage companies to post their auctions for the contents of abandoned storage units online instead of using live auctions conducted at the self storage facilities. The Auction Company receives a service fee for such services. During the six months ended June 30, 2026 and 2025, we paid approximately $4,500 and $4,000 in fees to the Auction Company related to our properties, respectively. Our properties will receive the proceeds from such online auctions.

Note 9. Related Party Transactions
Fees to Affiliates
Our Advisory Agreement and our Private Offering Managing Dealer Agreement entitle our Advisor and Orchard to specified fees upon the provision of certain services with regard to the Private Offering and investment of funds in real estate properties, among other services, as well as reimbursement for organization and offering costs incurred by our Advisor on our behalf and reimbursement of certain costs and expenses incurred by our Advisor in providing services to us.
In addition, our Advisory Agreement with our Advisor entitles our Advisor and our Dealer Manager Agreement with our Former Dealer Manager entitled our Former Dealer Manager to specified fees upon the provision of certain services with regard to the Public Offering and investment of funds in real estate properties, among other services, as well as reimbursement for organization and offering costs incurred by our Advisor on our behalf and reimbursement of certain costs and expenses incurred by our Advisor in providing services to us.
Organization and Offering Costs
Organization and offering costs of the Private Offering paid by our Advisor on our behalf will be reimbursed to our Advisor. In addition, organization and offering costs of the Public Offering have been paid and will continue to be paid by our Advisor on our behalf and will be reimbursed to our Advisor; provided, however, that our Advisor funded, and was not reimbursed for, 1.0% of the gross offering proceeds from the sale of Class W shares towards payment of organization and offering expenses. Organization and offering costs consist of all expenses (other than sales commissions, the dealer manager fee, stockholder servicing fees and dealer manager servicing fees) to be paid by us in connection with the Private Offering and Public Offering, including our legal, accounting, printing, mailing and filing fees, charges of our escrow holder and other accountable organization and offering expenses, including, but not limited to, (i) amounts to reimburse our Advisor for all marketing related costs and expenses such as salaries and direct expenses of employees of our Advisor and its affiliates in connection with registering and marketing our shares; (ii) technology costs associated with the Private Offering and Public Offering; (iii) our costs of conducting our training and education meetings; (iv) our costs of attending retail seminars conducted by participating broker-dealers; and (v) payment or reimbursement of bona fide due diligence expenses. Our Advisor will be required to reimburse us within 60 days after the end of the month which the Public Offering terminates to the extent we paid or reimbursed organization and offering costs (including sales commissions, dealer manager fees, stockholder servicing fees, and dealer manager servicing fees) in excess of 15% of the gross offering proceeds from the Primary Offering. As of December 31, 2025, organization and offering costs from the Primary Offering were less than 15% of gross proceeds from the Primary Offering.
Advisory Agreements
We do not have any employees. Our Advisor is primarily responsible for managing our business affairs and carrying out the directives of our board of directors. Our Advisor receives various fees and expenses under the terms of our Advisory Agreement. As discussed above, we will be required under our Advisory Agreement to reimburse our Advisor for organization and offering costs; provided, however, our Advisor funded, and was not reimbursed for, 1% of the gross offering proceeds from the sale of Class W shares towards payment of organization and offering expenses. As noted above, the Advisory Agreement also requires our Advisor to reimburse us to the extent that offering expenses, including sales commissions, dealer manager fees, stockholder servicing fees and dealer manager servicing fees, are in excess of 15% of gross proceeds from the Primary Offering.

Our Advisor receives acquisition fees equal to 1.0% of the contract purchase price of each property we acquire plus reimbursement of any acquisition expenses our Advisor incurs. Our Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of our aggregate asset value, as defined. Under our Advisory Agreement, our Advisor will receive a disposition fee equal to the lesser of 1% of the contract sales price of each property sold or 50% of the competitive commission rate.
SSA may also be entitled to various subordinated distributions under our Operating Partnership agreement if we (1) list our shares of common stock on a national exchange, (2) terminate or do not renew the Advisory Agreement, (3) liquidate our portfolio, or (4) effect a merger or other corporate reorganization.
Our Advisory Agreement provides for reimbursement of our Advisor’s direct and indirect costs of providing administrative and management services to us. Beginning four fiscal quarters after commencement of the Public Offering, pursuant to our Advisory Agreement, our Advisor is required to pay or reimburse us the amount by which our aggregate annual operating expenses, as defined, exceed the greater of 2% of our average invested assets or 25% of our net income, as defined, unless a majority of our independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors. For any fiscal quarter for which total operating expenses for the 12 months then ended exceed the limitation, we will disclose this fact in our next quarterly report or within 60 days of the end of that quarter and send a written disclosure of this fact to our stockholders. In each case the disclosure will include an explanation of the factors that the independent directors considered in arriving at the conclusion that the excess expenses were justified. As of December 31, 2025, our aggregate annual operating expenses, as defined, did not exceed the threshold described above.
The Sponsor Funding Agreement
Beginning November 1, 2023, our Sponsor agreed to fund the payment of (i) the upfront 3% sales commission for the sale of Class Y shares, (ii) the upfront 3% dealer manager fee for the Class Y shares, and (iii) the estimated 1% organization and offering expenses for the sale of Class Y shares and Class Z shares in our Public Offering. In the event total organization and offering expenses actually incurred exceed the estimated 1% organization and offering expenses for the sale of Class Y shares and Class Z shares, we will pay the difference between the total organization and offering expenses actually incurred and the estimated 1% organization and offering expenses funded by our Sponsor. In addition, our Sponsor has reimbursed us in cash to cover the dilution from the one-time
stock dividends described above in Note 1—Organization. In connection with the termination of our Primary Offering, the Sponsor Funding Agreement was terminated effective as of May 30, 2025, though our Sponsor or its affiliates are still obligated to provide the funding amounts set forth in the Sponsor Funding Agreement and entitled to receive Series C Units until the final payment of such funding amounts, and the final issuance of the Series C Units for such funding amounts, as contemplated by the terms of the Sponsor Funding Agreement.
In consideration for our Sponsor providing the funding for the front-end
sales load and the cash to cover the dilution from the stock dividends described above and in Note 1—Organization, our Operating Partnership was obligated to issue a number of Series C Units of limited partnership interest in our Operating Partnership to our Sponsor equal to the dollar amount of such funding divided by the then-current offering price (initially $9.30 per share and $10.00 per share from November 1, 2023 through termination of our Primary Offering on May 30, 2025) for the Class Y and Class Z shares sold in our Public Offering. Pursuant to the sponsor funding agreement by and among us, our Operating Partnership, and our Sponsor, our Sponsor reimbursed us monthly for the applicable front end sales load it agreed to fund, and our Operating Partnership issued the Series C Units on a monthly basis, upon such reimbursement. In connection with the foregoing, we and our Operating Partnership entered into Amendment No. 3 to the Operating Partnership Agreement (“Amendment No. 3”) to establish Series

C Subordinated Convertible Units of limited partnership interest in our Operating Partnership. Amendment No. 3 sets forth the key terms of the Series C Units, which are summarized below.
No Distribution Rights, Liquidation Rights, or Profits Allocation
: The Series C Subordinated Convertible Units are not entitled to cash distributions, distributions upon liquidation, or the allocation of any profit or loss of our Operating Partnership unless and until the Series C Subordinated Convertible Units are converted into Class A Units of the Operating Partnership.
No Voting Rights
: The Series C Units shall have no voting or consent rights. Notwithstanding the foregoing, the approval of the holders of Series C Units shall be required for any amendment to the rights and obligations of the Series C Subordinated Convertible Units.
Conversion Into Class
 A Units
: The Series C Units shall automatically convert into Class A Units on a one-to-one
basis upon our disclosure of an estimated net asset value per share equal to at least $10.00 per share (the “Initial NAV Hurdle”) for each of the Class A, Class T, Class W, Class P, Class Y, and Class Z shares calculated net of the value of Series C Units to be converted for those Series C Units issued at or below the Initial NAV Hurdle; provided, the Initial NAV Hurdle shall be increased to the new NAV (the “New NAV Hurdle”) for those Series C Units, if any, issued at an offering price in excess of $10.00 per share in the event that the NAV and resulting offering price are increased in the future as a result of calculating and reporting the NAV. For the avoidance of doubt, some or all of the Series C Units issued pursuant to the Initial NAV Hurdle may convert at the time of disclosing that the Initial NAV Hurdle has been met. In the event of an extraordinary transaction (such as a merger, tender offer, or sale of all or substantially all of our assets) prior to such conversion, the Series C Units shall automatically convert into Class A Units on a one-to-one
basis immediately prior to the closing of the extraordinary transaction if the transaction amount exceeds the Initial NAV Hurdle for each of the Class A, Class T, Class W, Class P, Class Y, and Class Z shares for those Series C Units issued at or below the Initial NAV Hurdle calculated net of the value of the Series C Units to be converted; provided, the transaction amount exceeds the New NAV Hurdle for each of the Class A, Class T, Class W, Class P, Class Y, and Class Z shares for those Series C Units issued at an offering price in excess of $10.00 per share in the event that the NAV and resulting offering price is increased in the future as a result of calculating and reporting the NAV. We have agreed to conduct a NAV in accordance with the requirements set forth in FINRA
15-02
(i.e., the first NAV must be conducted within 150 days following the second anniversary of commencement of our Public Offering and annually thereafter) and the Investment Program Association Practice Guideline
2013-01,
Valuations of Publicly Registered
Non-Listed
REITs issued in April 2013. On August 7, 2024, we declared an Estimated Per Share NAV of $10.00 calculated as of March 31, 2024. No Series C Units were converted to Class A Units as a result of this Estimated Per Share NAV being declared.
Special Allocation
: Notwithstanding the allocation provisions of the Operating Partnership Agreement, liquidating gain first shall be allocated to our Sponsor with respect to its converted Series C Units to the extent attributable to the appreciation in the value of our Operating Partnership’s assets after the first date of issuance of the Series C Units. As a result of the special allocation, the Section 704(b) capital account attributable to the converted Series C Units shall be equal to the Section 704(b) capital account for each Class A Unit issued and outstanding as of the date of the conversion on a pro rata basis.
Rights upon Liquidation
: Notwithstanding the provisions of the Operating Partnership Agreement governing distributions upon liquidation, if, after the conversion of any Series C Units into a Class A Unit, the liquidating gain from a sale, exchange, merger, liquidation or other transaction is insufficient to cause the holder of the converted Series C Units to receive an amount of cash or property (at minimum) equal to the liquidation right for the holders of Class A Units on a unit by unit basis, each such unit holder shall nevertheless receive an amount equal to the liquidation right for the holders of Class A Units on a unit by unit basis, for each converted Series C Unit (the “Series C Unit Liquidation Preference”). Upon the actual liquidation of our Operating Partnership, the cash payment of the Series C Unit Liquidation Preference shall be treated as (1) a liquidation distribution from our Operating Partnership to the extent of the section 704(b) capital account attributable to the converted Series C Units and (2) a guaranteed payment for U.S. federal income tax purposes for the excess of the Series C Unit Liquidation Preference in cash over the section 704(b) capital account balance of the holder of the Series C Unit for each such converted Series C Unit. For avoidance of doubt, the Series C Units are subject to all of the terms and conditions set forth in Amendment No. 3 prior to conversion and are not entitled to any liquidation right until conversion.
Transfer Rights
: The Series C Units may be transferred to any affiliate without our consent.
Property Management Agreement
Each of our self storage properties is managed by our Property Manager under separate property management agreements. Under each agreement, our Property Manager receives a fee for its services in managing our properties, generally equal to the greater of $3,000 or 6% of the gross revenues from the properties plus reimbursement of the Property Manager’s costs of managing the properties. In addition, our Property Manager or an affiliate has the exclusive right to offer tenant insurance plans, tenant protection plans or similar programs (collectively “Tenant Programs”) to customers at our properties and is entitled to substantially all of the benefits of such Tenant Programs. The property management agreements have a three-year term and automatically renew for successive three year periods thereafter, unless we or our Property Manager provide prior written notice at least 90 days prior to the expiration of the term. After the end of the initial three year term, either party may terminate a property management agreement generally upon 60 days’ prior written notice. With respect to each new property we acquire for which we enter into a property management agreement with our Property Manager we also pay our Property Manager a one-time
start-up
fee in the amount of $3,750.
All of our properties are operated under the “SmartStop
®
Self Storage” brand. An affiliate of our Sponsor owns the rights to the “SmartStop
®
Self Storage” brand.
Our Former Transfer Agent
Our Chief Executive Officer is also the chief executive officer and indirect owner of the parent company of our former transfer agent, Strategic Transfer Agent Services, LLC. Pursuant to a transfer agent agreement, our former transfer agent provided transfer agent and registrar services to us. The services our transfer agent provided us were substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent. In connection with the transfer to SS&C GIDS, Inc. as our new transfer agent, we terminated the transfer agent agreement with our former transfer agent effective as of September 18, 2023. In lieu of a termination fee and in recognition of the additional cost and expenses incurred by our former transfer agent in connection with the transition, we paid our former transfer agent a transition fee of $150,000 during the third quarter of 2023.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for
t
he years ended December 31, 2024 and 2025, as well as any related amounts payable, which are included in due to affiliates in the accompanying consolidated balance sheets as of December 31, 2024 and 2025:

	Year Ended December 31, 2024			Year Ended December 31, 2025
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses (including organizational costs)	$12,220,370	$7,066,191	$9,299,781	$9,059,444	$15,589,065	$2,770,160
Asset management fees	4,253,616	2,458,196	2,448,348	4,402,526	5,714,373	1,136,501
Property management fees	1,688,524	798,536	1,150,689	1,871,969	2,404,038	618,620
Acquisition expenses (1)	589,216	146,146	978,373	388,834	1,217,631	149,576
Capitalized
Acquisition related (2)	113,259	452,694	—	—	—	—
Preferred Equity
Offering Costs	—	—	—	350,000	350,000	—

Total	$18,864,985	$10,921,763	$13,877,191	$16,072,773	$25,275,107	$4,674,857

(1)	Amounts include third party acquisition expenses paid by our Sponsor and reimbursed by the Company.
(2)	Amounts include acquisition fees paid to our Sponsor and third party earnest money deposits paid by our Sponsor and reimbursed by the Company.
Tenant Programs
We may offer Tenant Programs to customers at our properties pursuant to which our Property Manager or an affiliate is entitled to substantially all of the net revenue attributable to the sale of Tenant Programs at our properties.
In order to protect the interest of the Property Manager in receiving these revenues in light of the fact that we control the properties and, hence, the ability of the Property Manager to receive such revenues, we and an affiliate of our Property Manager agreed to transfer our respective rights in such revenue to a joint venture entity owned 0.1% by our TRS subsidiary and 99.9% by our Property Manager’s affiliate (the “PM Affiliate”). Under the terms of the operating agreement of the joint venture entity, dated March 8, 2021 (the “JV Agreement”), our TRS receives 0.1% of the net revenues generated from such Tenant Programs and the PM Affiliate receives the other 99.9% of such net revenues. The JV Agreement further provides, among other things, that if a member or its affiliate terminates all or substantially all of the property management agreements or defaults in its material obligations under the JV Agreement or undergoes a change of control, as defined, (the “Triggering Member”), the other member generally shall have the right (but not the obligation) to either (i) sell all of its interest in the joint venture to the Triggering Member at fair market value (as agreed upon or as determined under an appraisal process) or (ii) purchase all of the Triggering Member’s interest in the joint venture at 95% of fair market value. For the years ended December 31, 2025 and 2024, an affiliate of our Property Manager received net revenue from this joint venture of approximately $1.4 million and $1.2 million, respectively.

Storage Auction Program
Our Sponsor owns a minority interest in a company that owns 50% of an online auction company (the “Auction Company”) that serves as a web portal for self storage companies to post their auctions for the contents of abandoned storage units online instead of using live auctions conducted at the self storage facilities. The Auction Company receives a service fee for such services. During the years ended December 31, 2025 and 2024, we paid approximately $9,000 and $10,000 in fees to the Auction Company related to our properties, respectively. Our properties will receive the proceeds from such online auctions.